Vessels held for sale (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 M V Free Hero [Member]	Dec. 31, 2010 M V Free Hero [Member]	Dec. 31, 2012 M V Free Jupiter [Member]	Dec. 31, 2012 M V Free Impala [Member]	Dec. 31, 2010 M V Free Impala [Member]	Feb. 28, 2011 M V Free Neptune [Member]	Dec. 31, 2012 M V Free Neptune [Member]
Impairment of Long-Lived Assets to be Disposed of	$ 12,480	$ 23,483			$ 2,880		$ 3,360	$ 3,360			$ 2,880
Other Assets Held-for-sale, Current	32,792	45,272	13,606	0
Unamortized Deferred Dry Docking Costs	177		631
Impairment of Long-Lived Assets Held-for-use	12,480	69,998	26,631			9,378			17,253
Drydocking Cost and Special Survey										$ 373